Leases - Roll-Forward of Right-To-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cost
Balance - Beginning of fiscal year	$ 20,973	$ 25,539
Balance - End of fiscal year	17,075	20,973
Accumulated depreciation
Balance - Beginning of fiscal year	(20,973)	(25,539)
Depreciation of right-of-use assets	7,946	8,244
Balance - End of fiscal year	(17,075)	(20,973)
Net book value
Net book value	17,075	20,973
Offices
Cost
Balance - Beginning of fiscal year	20,332
Balance - End of fiscal year	16,516	20,332
Accumulated depreciation
Balance - Beginning of fiscal year	(20,332)
Balance - End of fiscal year	(16,516)	(20,332)
Net book value
Net book value	16,516	20,332
Vehicles
Cost
Balance - Beginning of fiscal year	641
Balance - End of fiscal year	559	641
Accumulated depreciation
Balance - Beginning of fiscal year	(641)
Balance - End of fiscal year	(559)	(641)
Net book value
Net book value	559	641
Cost
Cost
Balance - Beginning of fiscal year	36,480	37,001
Additions	3,819	1,613
Modifications to and disposals of lease contracts	(6,701)	(1,992)
Exchange differences	(70)	(142)
Balance - End of fiscal year	33,528	36,480
Accumulated depreciation
Balance - Beginning of fiscal year	(36,480)	(37,001)
Modifications to and disposals of lease contracts	(6,701)	(1,992)
Exchange differences	(70)	(142)
Balance - End of fiscal year	(33,528)	(36,480)
Net book value
Net book value	33,528	36,480
Accumulated depreciation
Cost
Balance - Beginning of fiscal year	(15,507)	(11,462)
Modifications to and disposals of lease contracts	(6,935)	(4,074)
Exchange differences	(65)	(125)
Balance - End of fiscal year	(16,453)	(15,507)
Accumulated depreciation
Balance - Beginning of fiscal year	15,507	11,462
Depreciation of right-of-use assets	7,946	8,244
Modifications to and disposals of lease contracts	(6,935)	(4,074)
Exchange differences	(65)	(125)
Balance - End of fiscal year	16,453	15,507
Net book value
Net book value	$ (16,453)	$ (15,507)